Result on disposal of group companies (Tables)	12 Months Ended
Dec. 31, 2020
Result on disposal of group companies [abstract]
Summary of result on disposal of group companies
Result on disposal of group companies
	2020	2019	2018
ING Lease Italy		-2	-123
ING Mauritius		119
Cel Data Services	-3
	-3	117	-123